Loss Before Income Tax - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Amount of accrued employees' compensation and remuneration of directors	$ 0	$ 0
Bottom of Range
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Percentage of accrued employees' compensation and remuneration of directors	0.10%
Top of Range
Disclosure Of Employee Compensation And Remuneration Of Directors [Line Items]
Percentage of accrued employees' compensation and remuneration of directors	1.00%